PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS
Schedule of provisions

	Balances						Balances
	as of	Additions					as of
	December 31,	Capital	Interest	Reclassifications		Decreases	December 31,
	2019	(i)	(ii)			(iii)	2020
Current
Provisions	1,622	2,299	—	1,093		(3,397)	1,617
Total current provisions	1,622	2,299	—	1,093		(3,397)	1,617
Non-Current
Provisions	5,440	711	672	(1,093)		(1,250)	4,480
Asset retirement obligations	861	2,261	244	—		(384)	2,982
Total non-current provisions	6,301	2,972	916	(1,093)		(1,634)	7,462
Total provisions	7,923	5,271	916	—	(iv)	(5,031)	9,079

(i)	$3,003 charged to Other operating expenses, $2,261 charged to Rights of use assets and $7 charged to Other comprehensive income.
(ii)	Charged to finance costs, net - Other interests, net and other investments results.
(iii)	Includes RECPAM.
(iv)	Includes ($3,014) of provisions payments and ($113) reclassified to other receivables.

	Balances	Additions					Balances
	as of						as of
	December	Capital	Interest			Decreases	December
	31, 2018	(i)	(ii)	Reclassifications		(iii)	31, 2019
Current
Provisions	1,557	321	—	1,374		(1,630)	1,622
Total current provisions	1,557	321	—	1,374		(1,630)	1,622

Non- Current
Provisions	6,224	1,599	2,157	(1,374)		(3,166)	5,440
Asset retirement obligations	1,039	75	259	—		(512)	861
Total non-current provisions	7,263	1,674	2,416	(1,374)		(3,678)	6,301

Total provisions	8,820	1,995	2,416	—	(viii)	(5,308)	7,923

(i)     $1,751 charged to Other operating expenses, $75 charged to Rights of use assets, $176 reclassified from accounts payable and ($7) charged to Other comprehensive income.

(ii)    Charged to finance costs, net - Other interests, net and other investments results.

(iii)    Includes RECPAM.

(iv)    Includes ($1,362) of provisions payments.